Other Non-Current Assets	12 Months Ended
Dec. 31, 2023
Non-current assets
Other Non-Current Assets

NOTE 12: OTHER NON-CURRENT ASSETS

Other non-current assets as of December 31, 2023 and 2022, consist of the following:

	December 31, 2023	December 31, 2022
Prepaid expenses	$352	$13
Deposits in guarantee to free zone	393	359
Other	1,478	817
Total	$2,223	$1,189